BUSINESS ACQUISITIONS - Purchase price allocation (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired
Goodwill	$ 535,932	$ 535,932
Consideration
Balance payable		5,553
Business acquisitions
Assets acquired
Non-cash current assets		5,387	$ 130
Property, plant and equipment		32,679	11,181
Intangible assets		15,574	5,074
Goodwill		87,068	19,612
Other assets		42
Total assets acquired		140,750	35,997
Liabilities assumed
Non-cash current liabilities		(3,112)	(463)
Deferred income taxes		(7,496)	(367)
Other long-term liabilities		(5,643)
Total liabilities Assumed		(16,251)	(830)
Net assets acquired at fair value		124,499	35,167
Consideration
Cash, net of cash acquired		118,946	35,167
Balance payable		5,553
Total consideration transferred, acquisition-date fair value		$ 124,499	$ 35,167